Stand by Equity Purchase Agreement and Convertible Promissory Note (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 06, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2025
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Commitment amount	$ 10,000
Purchase price of shares, percentage on lowest VWAP	97.00%
Purchase price calculation of shares, pricing period	3 days
Number of amount issuable as commitment fee			$ 100,000
Percentage of aggregate amount available to be sold			1.00%
Number of trading days for calculating average VWAP			3 days
Structuring fee paid			$ 10,000
Pre-paid advances of commitment amount		$ 2,000	$ 3,000
Discounted of purchase price		96.00%
Monthly installment payment			10.00%
Principal amount of installment payment			5.00%
Conversion price per ordinary share			$ 12
Convertible promissory note premium percentage			5.00%
Convertible promissory note balance			$ 770
Convertible promissory note [Member[
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Promissory note including accrued interest			$ 807
Minimum [Member] | Convertible promissory note [Member[
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Percentage of interest rate			6.00%
Maximum [Member] | Convertible promissory note [Member[
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Percentage of interest rate			18.00%
Ordinary Shares [Member]
Stand by Equity Purchase Agreement and Convertible Promissory Note [Line Items]
Ordinary shares issued			307,175
Gross proceeds from issuance of common stock			$ 4,600